Employee Benefits Plan - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (629)	$ (701)
Current service cost	(45)	(42)
Interest cost	21	25
Administration fees disbursements	8	12
Exchange differences	7	1
End of period	(470)	(629)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(4,029)	(3,547)
Current service cost	(45)	(42)
Administration fees	(8)	(12)
Interest cost	(115)	(135)
Actuarial losses from changes in financial assumptions	(436)	(532)
Actuarial gains from changes in demographic assumptions	26	57
Experience (losses) gains	5	3
Contributions by employees	(3)	(3)
Benefits paid	218	204
Administration fees disbursements	7	11
Curtailment gain		8
Plan amendments	115
Exchange differences	(45)	(43)
Other	3	2
End of period	(4,307)	(4,029)
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(44)	(39)
Interest cost	9	9
Administration fees disbursements	7	11
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(3,628)	(3,164)
Current service cost	(44)	(39)
Administration fees	(7)	(11)
Interest cost	(103)	(119)
Actuarial losses from changes in financial assumptions	(406)	(497)
Actuarial gains from changes in demographic assumptions	23	52
Experience (losses) gains	(20)	1
Contributions by employees	(1)	(1)
Benefits paid	190	172
Administration fees disbursements	7	11
Curtailment gain		8
Plan amendments	119
Exchange differences	(43)	(42)
Other	(2)	1
End of period	(3,915)	(3,628)
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(1)	(2)
Interest cost	9	12
Administration fees disbursements	1	1
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(299)	(279)
Current service cost	(1)	(2)
Administration fees	(1)	(1)
Interest cost	(9)	(12)
Actuarial losses from changes in financial assumptions	(20)	(27)
Actuarial gains from changes in demographic assumptions	2	4
Experience (losses) gains	(3)	(4)
Benefits paid	20	22
Plan amendments	(4)
Exchange differences	(2)	(1)
Other		1
End of period	(317)	(299)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(119)	(112)
Current service cost		(1)
Interest cost	3	4
Exchange differences	2
Other	(2)	1
End of period	(98)	(119)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(102)	(104)
Current service cost		(1)
Interest cost	(3)	(4)
Actuarial losses from changes in financial assumptions	(10)	(8)
Actuarial gains from changes in demographic assumptions	1	1
Experience (losses) gains	28	6
Contributions by employees	(2)	(2)
Benefits paid	8	10
Other	5
End of period	$ (75)	$ (102)